List of Material Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of subsidiaries [abstract]
Schedule of List of Material Subsidiaries

Name of entity	Place of Incorporation	Ownership interest as at March 31, 2025	Ownership interest as at March 31, 2026
MakeMyTrip Inc.	Delaware, USA	100%	100%
MakeMyTrip (India) Limited (formerly known as MakeMyTrip (India) Private Limited)	India	100%	100%
Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%